Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–130.62%(a)
Alabama–3.31%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 1,000	$ 990,380
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042	2,250	2,722,725
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	925	606,911
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(d)(e)	6.60%	10/01/2042	1,300	1,266,954
Series 2013 F, Revenue Wts. (d)	7.75%	10/01/2046	1,700	1,613,759
Series 2013-F, Revenue Wts. (d)	7.90%	10/01/2050	1,000	947,160
Lower Alabama Gas District (The); Series 2016 A, RB (b)	5.00%	09/01/2046	1,500	1,973,550
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044	1,000	1,023,540
				11,144,979
American Samoa–0.25%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	844,928
Arizona–4.17%
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	2,375	2,161,725
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (f)	5.75%	07/01/2036	1,500	1,563,075
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,266,810
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.38%	09/01/2032	1,000	1,008,010
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2012, RB (g)(h)	6.40%	07/01/2021	600	637,626
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.75%	07/01/2044	750	819,532
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	1,000	981,970
Pima (City of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB (f)	5.50%	05/01/2040	1,500	1,510,200
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB (f)	5.00%	06/15/2052	2,355	2,104,028
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB (f)	6.13%	10/01/2052	1,000	958,590
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB	6.00%	07/01/2043	1,000	1,042,660
				14,054,226
California–17.79%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,027,520
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056	2,250	2,635,718
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB (b)	5.00%	05/01/2045	3,000	4,786,620
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,335,275
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, RB	6.00%	07/01/2042	1,000	1,037,080
California (State of) Pollution Control Finance Authority; Series 2012, RB (f)(i)	5.00%	07/01/2037	1,000	1,030,430
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-9/25/2017; Cost $937,500) (c)(f)(i)	7.00%	12/01/2027	940	470,000
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	703,236
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB (g)(h)	7.25%	11/01/2021	1,000	1,097,680
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (Acquired 11/03/2015; Cost $755,000) (f)	6.75%	06/01/2045	755	764,634
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	750	755,955
Series 2006 A, RB (j)	0.00%	06/01/2046	10,000	2,019,000
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	1,000	1,000,400
California Educational Facilities Authority;
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	3,000	4,349,160
Series 2012 U-2, Ref. RB (b)	5.25%	04/01/2040	500	788,185
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	$ 905	$ 905,760
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB	6.50%	01/15/2043	1,000	1,129,410
Golden State Tobacco Securitization Corp.;
Series 2007 B, RB (j)	0.00%	06/01/2047	10,000	1,974,600
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,105	2,106,705
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (j)	0.00%	06/01/2036	10,000	3,525,100
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(i)(k)	5.25%	05/15/2048	3,000	3,506,310
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (g)(h)	7.00%	08/01/2021	1,000	1,078,340
Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds (j)	0.00%	08/01/2039	8,000	5,123,440
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	1,000	1,069,670
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB (g)(h)	7.00%	02/01/2021	1,400	1,460,508
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB (j)	0.00%	08/01/2037	5,000	1,995,000
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (j)	0.00%	06/01/2036	2,000	823,480
Series 2007 A, RB (j)	0.00%	06/01/2041	5,000	1,542,500
Southern California Logistics Airport Authority; Series 2008 A, RB (j)	0.00%	12/01/2044	18,085	1,996,945
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB (j)	0.00%	06/01/2054	3,500	555,765
State of California; Series 2020-XM0848, Ctfs. (b)	3.00%	03/01/2050	2,000	2,108,780
Union City (City of), CA Community Redevelopment Agency (Community Redevelopment); Series 2011, RB (g)(h)	6.88%	12/01/2021	1,500	1,648,890
University of California; Series 2017 M, RB (b)	5.00%	05/15/2047	3,000	3,612,630
				59,964,726
Colorado–7.32%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	750	731,648
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,905	1,838,458
Buffalo Highlands Metropolitan District; Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,185	1,135,432
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	988,860
City Center West Residential Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,040	937,986
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,000	3,376,560
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (f)	6.25%	12/01/2050	1,000	1,001,380
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (g)(h)	6.25%	11/15/2020	1,000	1,026,430
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.00%	01/15/2041	1,000	1,002,060
Denver (City & County of), CO; Series 2018 A, Ref. RB (b)(i)	5.25%	12/01/2043	3,000	3,548,340
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	500	503,385
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	696,808
Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds (d)	5.75%	12/01/2049	1,000	584,850
Leyden Rock Metropolitan District No. 10; Series 2016 B, GO Bonds	7.25%	12/15/2045	500	499,720
North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	985,060
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	887,750
Reata Ridge Village Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2049	905	821,459
Solaris Metropolitan District No. 3; Series 2016 B, Ref. GO Bonds	7.00%	12/15/2046	1,000	941,950
St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,440,990
Tallyn’s Reach Metropolitan District No. 3; Series 2016 A, GO Bonds	6.75%	11/01/2038	845	834,674
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	900,050
				24,683,850
Connecticut–0.86%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB (f)	5.00%	07/01/2039	2,100	2,262,372
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (c)(l)	5.13%	10/01/2036	5,310	637,200
				2,899,572
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware–0.28%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB (f)	5.25%	07/01/2048	$ 1,000	$ 945,310
District of Columbia–1.21%
District of Columbia; Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	3,000	3,455,280
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	605	606,882
				4,062,162
Florida–7.05%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	685,071
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	672,160
Broward (County of), FL; Series 2017, RB (b)(i)(k)	5.00%	10/01/2042	3,000	3,419,490
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB (f)	6.75%	12/01/2035	100	55,000
Series 2015, RB (f)	7.00%	12/01/2045	1,000	550,000
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	250	206,305
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318) (c)(f)	8.25%	05/15/2049	1,200	900,000
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (g)(h)	7.25%	10/01/2021	1,000	1,092,070
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (f)	6.13%	06/15/2043	1,000	1,022,470
Series 2015, RB (f)	6.13%	06/15/2046	1,000	1,043,320
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (f)	5.38%	07/15/2038	1,300	1,212,237
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,010,750
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,139,688
Miami-Dade (County of), FL; Series 2009, RB (j)	0.00%	10/01/2042	7,900	3,728,721
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (b)	5.00%	04/01/2053	1,500	1,685,220
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	3,000	3,539,220
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	778,747
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (g)(h)	6.00%	08/01/2020	1,000	1,009,410
				23,749,879
Georgia–1.16%
City of Atlanta GA Water & Wastewater Revenue; Series 2015, Ref. RB (b)	5.00%	11/01/2040	2,490	2,899,082
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (g)(h)	6.13%	09/01/2020	1,000	1,014,760
				3,913,842
Idaho–0.58%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	659,720
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,310,384
				1,970,104
Illinois–13.78%
Bolingbrook (Village of), IL; Series 2005, RB (d)	6.25%	01/01/2024	1,100	1,021,939
Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,273,113
Series 2009 C, Ref. GO Bonds (j)	0.00%	01/01/2031	5,020	3,038,957
Series 2011, COP	7.13%	05/01/2025	1,030	1,030,000
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,609,215
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.75%	12/01/2032	1,830	1,831,501
Chicago (City of), IL Board of Education; Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,419,000
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	2,250	2,572,470
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	3,000	3,244,620
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	$ 1,000	$ 1,001,010
Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,012,310
Series 2017 D, GO Bonds (b)(k)	5.00%	11/01/2023	3,000	3,063,030
Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,067,690
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (i)	8.00%	06/01/2032	140	139,982
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	1,000	1,025,040
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (f)	6.00%	12/01/2045	1,000	1,039,760
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	1,000	906,060
Series 2019 A, Ref. RB	5.00%	11/01/2049	4,000	3,479,960
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.24%	05/15/2038	140	91,000
Series 2016 A, RB	6.33%	05/15/2048	500	325,000
Series 2016 A, RB	6.44%	05/15/2055	850	552,500
Series 2016, RB (c)	2.00%	05/15/2055	150	1,500
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)(h)	7.00%	08/15/2023	1,000	1,194,590
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,031,440
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,556,250
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	395	410,535
Series 2011, Ref. RB	7.13%	10/01/2041	500	517,250
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,000	3,296,130
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	794,096
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB (d)	4.70%	12/15/2037	1,000	527,710
Series 2017 B, Ref. RB (d)	4.95%	12/15/2047	3,900	1,923,285
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	3,000	3,354,450
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (g)(h)	8.50%	06/01/2021	1,000	1,080,640
				46,432,033
Indiana–1.85%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (f)	6.88%	01/15/2052	250	235,755
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB (c)	7.13%	11/15/2047	171	1,708
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040	2,250	2,509,223
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (f)	5.90%	07/01/2038	1,000	996,640
Series 2018 A, Ref. RB (f)	6.00%	07/01/2048	1,000	1,001,110
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	500	442,690
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (i)	7.00%	01/01/2044	1,000	1,056,710
				6,243,836
Iowa–3.32%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,003,610
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	3,000	3,033,360
Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,106,703
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (d)	5.60%	06/01/2034	700	709,240
Series 2005 C, RB	5.38%	06/01/2038	1,125	1,139,850
Series 2005 C, RB	5.63%	06/01/2046	1,000	1,013,200
Series 2005 D, RB (j)	0.00%	06/01/2046	8,400	1,657,992
Series 2005 E, RB (j)	0.00%	06/01/2046	10,000	1,523,600
				11,187,555
Kansas–0.91%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.38%	12/15/2043	1,000	1,050,650
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	$ 1,000	$ 1,033,470
Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	976,751
				3,060,871
Kentucky–0.88%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2011, RB (g)(h)	7.38%	05/15/2021	1,000	1,066,660
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB (d)	6.88%	07/01/2046	2,000	1,908,140
				2,974,800
Louisiana–1.20%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	755,123
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	750	750,810
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(i)(k)	5.00%	01/01/2048	2,250	2,537,528
				4,043,461
Maine–0.31%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	1,000	1,029,780
Maryland–0.53%
Frederick (County of), MD (Jefferson Technology Park); Series 2013 B, RB (f)	7.13%	07/01/2043	990	828,967
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	1,000	962,870
				1,791,837
Massachusetts–1.91%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(b)(e)	5.50%	08/01/2030	960	1,349,712
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	505	747,112
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB (f)	5.00%	10/01/2057	1,500	1,455,495
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	6.88%	01/01/2021	1,000	1,038,590
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	1,500	1,857,300
				6,448,209
Michigan–2.39%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	588,753
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. RB	7.00%	11/15/2028	1,110	835,352
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.25%	07/01/2039	1,000	1,075,710
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	538,080
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (f)	5.00%	07/01/2046	2,705	2,221,671
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	2,780	2,780,055
				8,039,621
Minnesota–1.94%
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC); Series 2010, RB	9.00%	12/01/2035	965	967,403
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,019,050
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	1,000	1,000,700
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	1,060,610
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,476,787
				6,524,550
Missouri–2.34%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB (l)	5.50%	04/01/2027	750	194,063
I-470 Western Gateway Transportation Development District; Series 2019 A, RB (f)	5.25%	12/01/2048	1,000	913,400
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,110,825
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2016 A, RB	5.00%	08/15/2046	$ 2,000	$ 1,648,460
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (f)	4.25%	12/01/2042	2,000	2,120,940
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,344,540
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	560	560,095
				7,892,323
Nevada–1.30%
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048	3,000	3,622,380
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB (f)(j)	0.00%	07/01/2058	7,000	758,520
				4,380,900
New Hampshire–0.30%
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,012,390
New Jersey–2.05%
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (g)(h)	6.25%	11/01/2020	1,000	1,024,590
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (i)	5.25%	09/15/2029	1,000	989,790
Series 2012, RB (i)	5.75%	09/15/2027	1,000	956,830
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB (f)	6.30%	10/01/2049	1,200	1,223,952
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	928,170
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	1,500	1,781,460
				6,904,792
New York–14.75%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (j)	0.00%	07/15/2035	1,475	682,763
Series 2009, RB (j)	0.00%	07/15/2046	10,000	2,430,200
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (f)(i)	5.25%	12/31/2033	1,000	941,580
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	3,000	3,534,360
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,125	971,528
Series 2014 A, RB	6.70%	01/01/2049	500	389,625
Series 2014 C, RB (c)	2.00%	01/01/2049	405	60,759
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(i)	5.00%	10/15/2027	1,700	1,776,721
One Hundred Sixty-Ninth Series 2011, RB (b)(i)	5.00%	10/15/2027	1,300	1,357,577
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(e)	5.00%	01/01/2039	500	500,020
New York (City of), NY Municipal Water Finance Authority; Series 2012 BB, RB (b)	5.00%	06/15/2047	3,000	3,277,890
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	2,400	2,645,856
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	6,000	6,400,560
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (j)	0.00%	06/01/2050	8,100	1,267,650
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,146,580
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	3,000	3,377,610
Series 2018 E, RB (b)	5.00%	03/15/2045	2,250	2,739,533
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	3,000	3,528,510
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB (f)	7.25%	11/15/2044	1,000	1,049,360
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (i)	5.00%	08/01/2026	745	719,312
Series 2016, Ref. RB (i)	5.00%	08/01/2031	255	245,891
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (b)(i)(k)	5.00%	07/01/2046	1,750	1,827,998
Triborough Bridge & Tunnel Authority; Series 2017 A, RB (b)	5.00%	11/15/2047	4,170	4,894,371
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$ 2,000	$ 1,885,200
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (f)(i)	7.00%	06/01/2046	1,000	1,073,850
				49,725,304
North Carolina–1.99%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	3,000	3,732,480
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	750	765,915
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (g)(h)	7.75%	03/01/2021	1,000	1,053,130
North Carolina Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,137,843
				6,689,368
North Dakota–0.27%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,000	910,110
Ohio–4.12%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB (d)(g)(h)	6.25%	06/01/2022	1,000	1,120,320
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	4,720	4,770,362
Series 2020 B-3, Ref. RB (j)	0.00%	06/01/2057	6,600	853,776
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	1,000	1,021,200
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	1,600	1,601,488
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	940	1,031,603
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,018,290
Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,500	1,585,965
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (f)	6.38%	01/15/2051	1,000	883,980
				13,886,984
Oklahoma–0.53%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (c)(l)	6.00%	01/01/2032	422	4,218
Series 2013, Ref. RB (c)(l)	5.75%	01/01/2037	422	4,176
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	1,091,860
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (c)	5.00%	08/01/2052	1,750	700,000
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB (c)	7.00%	11/01/2051	665	1,664
				1,801,918
Pennsylvania–3.34%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	870	874,959
Berks (County of), PA Industrial Development Authority; Series 2017, Ref. RB	5.00%	11/01/2047	3,000	3,125,640
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	858,650
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (g)(h)	6.63%	12/01/2021	1,000	1,094,890
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034	3,000	3,491,370
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	821,857
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (f)	6.75%	06/15/2043	1,000	1,001,540
				11,268,906
Puerto Rico–5.64%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	502,600
Series 2002, RB	5.63%	05/15/2043	1,000	1,004,200
Series 2005 A, RB (j)	0.00%	05/15/2050	27,000	3,974,400
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (c)	5.00%	07/01/2037	$ 495	$ 305,663
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2035	1,000	984,860
Series 2010 XX, RB (c)	5.25%	07/02/2040	2,300	1,426,000
Series 2010 ZZ-RSA-1, Ref. RB (c)	5.00%	12/31/2049	2,985	1,805,925
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (i)	6.63%	06/01/2026	1,000	1,035,000
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(e)	6.00%	07/01/2024	1,000	1,010,010
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2046	5,650	1,466,909
Series 2018 A-1, RB (j)	0.00%	07/01/2051	21,000	3,983,700
Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,504,890
				19,004,157
South Carolina–0.73%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (f)	5.75%	06/15/2039	1,500	1,567,980
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,000	902,810
				2,470,790
Tennessee–0.78%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	950,970
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,097,264
Series 2016 A, Ref. RB (f)	5.00%	09/01/2031	750	589,298
				2,637,532
Texas–7.53%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	846,992
Brazoria County Industrial Development Corp.; Series 2019, RB (i)	7.00%	03/01/2039	1,200	1,176,540
Central Texas Regional Mobility Authority; Series 2011, RB (g)(h)	6.75%	01/01/2021	1,000	1,037,260
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (g)(h)	6.25%	12/01/2020	1,000	1,027,750
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (i)	6.63%	07/15/2038	1,000	1,013,630
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (g)(h)	6.88%	05/15/2021	1,000	1,062,810
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	750	765,135
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (f)(i)	6.50%	12/01/2033	940	842,456
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (f)(i)	4.63%	10/01/2031	1,500	1,514,265
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,650	1,297,857
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	876,300
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	293,420
Series 2016 A, RB	5.50%	11/15/2052	1,500	1,070,550
North Texas Tollway Authority; Series 2011 B, RB (g)(h)(j)	0.00%	09/01/2031	7,000	3,831,380
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	388,985
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (c)(i)(l)	8.00%	07/01/2038	990	247,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	1,500	1,485,135
Series 2017, RB	6.75%	11/15/2052	1,000	983,160
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2052	1,000	859,080
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (c)	4.63%	11/15/2049	482	48
Series 2017 A, RB (c)	4.88%	11/15/2055	994	99
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	731,522
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	1,000	1,005,020
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	1,024,810
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (i)	6.75%	06/30/2043	$ 1,000	$ 1,126,050
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (g)(h)	7.00%	11/01/2020	805	826,977
Series 2010, RB	7.00%	11/01/2030	55	55,799
				25,390,530
Utah–1.31%
Salt Lake City Corp. Airport Revenue; Series 2018 A, RB (b)(i)	5.00%	07/01/2043	3,000	3,427,260
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, RB	6.38%	07/15/2040	1,000	1,003,340
				4,430,600
Virgin Islands–0.69%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 B, RB	5.25%	10/01/2029	2,500	2,334,500
Virginia–0.56%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	882,830
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (d)	5.20%	06/01/2046	1,000	1,003,750
				1,886,580
Washington–2.72%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,074,170
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. GO Bonds	7.00%	12/01/2040	1,000	1,027,910
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034	3,000	3,082,620
Washington (State of) Convention Center Public Facilities District; Series 2018, RB (b)(k)	5.00%	07/01/2048	3,000	3,223,740
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (f)	7.00%	07/01/2050	740	751,588
				9,160,028
West Virginia–1.68%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB (f)	5.75%	06/01/2042	1,500	1,271,850
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	1,000	1,023,280
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (f)	5.75%	06/01/2043	2,000	2,020,620
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (f)(i)	7.25%	02/01/2036	750	649,770
Series 2018, RB (f)(i)	8.75%	02/01/2036	240	239,141
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB (c)	6.50%	10/01/2038	1,000	450,000
				5,654,661
Wisconsin–4.99%
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	3,000	3,477,810
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2013, RB (g)(h)	7.00%	08/01/2020	1,025	1,036,172
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (f)	6.85%	10/01/2047	2,000	2,234,940
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (f)	7.00%	12/01/2050	1,900	1,672,570
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (f)	6.85%	11/01/2046	1,000	1,134,930
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (f)	6.13%	02/01/2048	1,000	986,080
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (f)	8.25%	06/01/2046	1,000	1,054,600
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.25%	01/01/2038	1,000	825,000
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (i)	7.25%	06/01/2035	1,500	1,568,880
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,587,255
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	672,553
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.); Series 2012 A, RB (g)(h)	6.20%	10/01/2022	$ 500	$ 567,075
				16,817,865
TOTAL INVESTMENTS IN SECURITIES(m)–130.62% (Cost $433,077,803)					440,270,369
FLOATING RATE NOTE OBLIGATIONS–(23.68)%
Notes with interest and fee rates ranging from 0.64% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 11/01/2023 to 04/01/2056(n)					(79,820,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(8.89)%					(29,970,088)
OTHER ASSETS LESS LIABILITIES–1.95%					6,569,386
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$337,049,667
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $7,623,371, which represented 2.26% of the Trust’s Net Assets.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $55,102,861, which represented 16.35% of the Trust’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Security subject to the alternative minimum tax.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,065,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $134,138,551 are held by TOB Trusts and serve as collateral for the $79,820,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$439,183,212	$1,087,157	$440,270,369
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Income Opportunities Trust